ACCOUNTS RECEIVABLE (Schedule Of Activity in the Allowance for Doubtful Accounts) (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 533,596	$ 443,624	$ 433,948
Provisions	23,783	123,239	34,902
Foreign currency translation adjustment	33,612	(33,267)	(25,226)
Ending balance	$ 590,991	$ 533,596	$ 443,624